Form N-1A Cover	Feb. 21, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF OPPORTUNITIES TRUST
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 21, 2025
Prospectus Date	Feb. 18, 2025